Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Payables	856	900
Trade payables	87	86
Payables to suppliers of property, plant and equipment	9	5
Debt for spectrum acquisition	662	569
Other payables	98	240
Other non-current liabilities	1,034	787
Contractual liabilities (Note 20)	613	—
Deferred revenue	283	774
Current tax payables	138	13
Total	1,890	1,687